Equity (Narrative) (Details) $ in Thousands							9 Months Ended		12 Months Ended
	Jun. 01, 2016 USD ($)	Mar. 01, 2016 USD ($) shares	Apr. 01, 2015 USD ($) shares	Feb. 11, 2015 USD ($) item shares	Jun. 27, 2014 USD ($)	Jul. 31, 2013 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Jun. 30, 2017	Mar. 31, 2016
Class of Stock [Line Items]
Common shares issued				100
Ownership percentage by parent									82.40%
Proceeds from Contributed Capital | $							$ 0	$ 78,738	$ 78,738	$ 0	$ 106,400
Common stock issued and sold to CDPQ | $									$ 134,276	$ 214,366
Debt to capitalization ratio									0.65
Preferred stock outstanding									591,353
Change in capital stock									0	0	0
5.65% Series Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock									5.65%
Preferred stock issued									500,000
Preferred stock outstanding									500,000
Nonredeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock outstanding									91,353
Ipalco Enterprises, Inc. [Member]
Class of Stock [Line Items]
Additional investment through agreement | $				$ 349,000
Increase in ownership percentage after investment				17.65%
Direct and indirect ownership percentage				30.00%
Ownership percentage by parent									82.35%
Number of board members | item				11
Equity contributions from AES | $	$ 64,800				$ 106,400	$ 49,100			$ 78,738	$ 0	$ 106,400
Proceeds from Contributed Capital | $									78,738
Common stock issued and sold to CDPQ | $									134,276
Indianapolis Power And Light Company [Member]
Class of Stock [Line Items]
Equity contributions from AES | $	64,800				$ 106,400		$ 0	$ 213,014	$ 213,014	214,364	106,400
Proceeds from Contributed Capital | $	13,900
Debt to capitalization ratio									0.65
Total preferred stock dividends declared | $									$ 3,213	$ 3,213	$ 3,213
Preferred stock outstanding									591,353
Change in capital stock									0	0	0
Indianapolis Power And Light Company [Member] | 5.65% Series Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock									5.65%
Preferred stock issued									500,000
Preferred stock outstanding									500,000
Indianapolis Power And Light Company [Member] | Nonredeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock outstanding									91,353
Shareholder [Member]
Class of Stock [Line Items]
Proceeds from Contributed Capital | $	$ 13,900
AES U.S. Investments [Member]
Class of Stock [Line Items]
Ownership percentage by parent							82.35%
Number of board members | item				9
AES U.S. Holdings, LLC [Member]
Class of Stock [Line Items]
Ownership Interest in Parent Company, Percent							85.00%		85.00%
CDPQ [Member]
Class of Stock [Line Items]
Ownership Interest in Parent Company, Percent							15.00%		15.00%
Ownership percentage by parent							17.65%
Number of board members | item				2
Minimum ownership percentage to retain board members				5.00%
Percentage Of Direct And Indirect Ownership Share Of IPALCO									30.00%			30.00%	30.00%
Minimum [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock									4.00%
Minimum [Member] | Indianapolis Power And Light Company [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock									4.00%
Maximum [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock									5.65%
Maximum [Member] | Indianapolis Power And Light Company [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock									5.65%
Common Stock [Member]
Class of Stock [Line Items]
Common stock issued and sold to CDPQ (shares)		7,403,213
Common stock issued and sold to CDPQ | $		$ 134,300
Common Stock [Member] | Ipalco Enterprises, Inc. [Member]
Class of Stock [Line Items]
Common stock issued and sold to CDPQ (shares)			11,818,828
Common stock issued and sold to CDPQ | $			$ 214,400
Common Stock [Member] | Indianapolis Power And Light Company [Member]
Class of Stock [Line Items]
Common stock issued and sold to CDPQ (shares)		7,403,213	11,818,828
Common stock issued and sold to CDPQ | $		$ 134,300	$ 214,400